Document and Entity Information	Jul. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001910950
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Atlas Energy Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41640
Entity Tax Identification Number	88-0523830
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(512)
Local Phone Number	220-1200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	AESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false